Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the period	$ (1,606,580)	$ (1,990,403)
Adjustments required to reconcile net loss for the period to net cash used in operating activities:
Depreciation and amortization	45,205	27,351
Loss from sales of Property and Equipment	2,382
Share in losses (gain on disposal) of affiliated company	(15,690)	15,690
Increase (decrease) in liability for employee rights upon retirement	15,764	16,019
Stock based compensation	492,619	438,670
Expenses on convertible loans	176,216	6,147
Compensation expenses in exchange of instruments	57,793
Decrease (increase) in accounts receivable	(83,938)	71,294
Decrease (increase) in inventory	(54)	21,783
Decrease (increase) in other current assets	(47,575)	49,739
Increase (decrease) in accounts payable	(32,541)	39,313
Increase in other accounts payable	197,659	59,625
Net cash used in operating activities	(798,740)	(1,244,772)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from (payments on) investment in unconsolidated entity	4,864	(7,567)
Decrease (increase) in Short term deposits in banking institutions	15,799	(38,194)
Increase in funds in respect of employee rights upon retirement	(12,629)	(12,567)
Proceeds from sales of Property and Equipment	1,031
Purchase of Property and Equipment		(23,327)
Net cash provided by (used in) investing activities	9,065	(81,655)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Secured promissory notes	135,000
Proceeds from convertible loans	225,000	379,000
Repayments of long-term loans from banking institutes	(7,272)	(42,257)
Repayments of right of use asset arising from operating lease	(40,968)
Proceeds from stock issued for cash	350,000	840,693
Exercise of options	20,000
Exercise of warrants	60,000
Net cash provided by financing activities	741,760	1,177,436
INCREASE IN CASH AND CASH EQUIVALENTS	(47,915)	(148,991)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	290,815	439,806
CASH AND CASH EQUIVALENTS AT END OF YEAR	242,900	290,815
Supplemental disclosure of cash flow information:
Cash paid during the year for: Interest	408	836
Non cash transactions:
Disposal of affiliated company	2,704
Termination of lease agreement	11,590
Issuance of warrants in convertible loans	53,388	97,406
Conversion of convertible loans	528,138
Initial recognition of operating lease right-of-use assets		48,982
Initial recognition of operating lease liability		$ (48,982)